Pension Plans And Other Postretirement Benefits (Components Of Net Periodic Benefit Costs) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 5,313	$ 4,920	$ 4,127
Interest cost	12,660	12,728	12,052
Expected return on plan assets	(14,770)	(13,588)	(11,731)
Amortization of prior service cost	228	277	253
Amortization of actuarial loss	8,169	6,568	3,578
Settlement loss		304
Capitalized costs	(4,231)	(3,696)	(3,499)
Net periodic benefit cost	7,369	7,513	4,780
Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	1,525	1,309	1,092
Interest cost	2,579	2,482	2,414
Expected return on plan assets	(2,268)	(1,950)	(1,689)
Amortization of transition obligation			104
Amortization of prior service cost	(295)	(299)	(268)
Amortization of actuarial loss	1,479	1,024	783
Amortization of regulatory asset		69	137
Settlement loss		90
Capitalized costs	(745)	(671)	(668)
Net periodic benefit cost	$ 2,275	$ 2,054	$ 1,905